Restructuring Charges (Details Textual)	12 Months Ended
Dec. 31, 2011 Person
2009 Restructuring Charge [Member]
Restructuring Charges (Textual) [Abstract]
Number of employees eliminated in restructuring	400
2008 Restructuring Charge [Member]
Restructuring Charges (Textual) [Abstract]
Number of employees eliminated in restructuring	600